Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended			12 Months Ended
	Mar. 04, 2019	Aug. 08, 2018	Jul. 12, 2018	Aug. 13, 2017	Aug. 09, 2017	Aug. 14, 2016	Aug. 12, 2015	Feb. 05, 2015	Feb. 28, 2018	Feb. 22, 2017	Feb. 21, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012	Sep. 04, 2014
Equity (Textual)
Ordinary shares price of per share			$ 8.2
Intrinsic value of options exercised												$ 617	$ 502	$ 112
Unrecognized compensation cost related to non-vested share-based compensation
Accumulated cash dividend distributions of per share		$ 0.155
Aggregate dividend value		$ 7,563
Dividend paid date		Sep. 05, 2018
Dividend distribution maximum percentage					75.00%
Ordinary shares issued			4,268,293
Net of issuance expenses			$ 34,569
Subsequent Event [Member]
Equity (Textual)
Accumulated cash dividend distributions of per share	$ 0.15
Aggregate dividend value	$ 7,334
Dividend paid date	Mar. 27, 2019
2007 Plan [Member]
Equity (Textual)
Reserved ordinary shares for issuance												1,500,000
Additional ordinary shares															250,000	1,000,000
Aggregate of ordinary shares for future grants												962,500
Expiration period															10 years
Expire date															Aug. 01, 2027
Exercisable period													10 years
2007 Plan [Member] | Minimum [Member]
Equity (Textual)
Options vest years												3 years
2007 Plan [Member] | Maximum [Member]
Equity (Textual)
Options vest years												4 years
Board of Directors [Member]
Equity (Textual)
Accumulated cash dividend distributions of per share				$ 0.13		$ 0.085	$ 0.095	$ 0.081	$ 0.13	$ 0.085	$ 0.09						$ 0.525
Aggregate dividend value				$ 5,779		$ 3,770	$ 4,204	$ 3,582	$ 5,785	$ 3,775	$ 3,991						$ 20,111
Dividend paid date				Sep. 13, 2017		Sep. 22, 2016	Sep. 10, 2015	Mar. 11, 2015	Mar. 26, 2018	Apr. 05, 2017	Mar. 17, 2016